Supplemental Oil and Gas Disclosures - Additional Information (Detail)	12 Months Ended
Jun. 30, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash flow discount rate	10.00%
Requirement
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Criteria to provide additional information regarding oil and gas	In accordance with ASC 932-235-50, Extractive Activities- Oil and Gas-Notes to Financial Statements, the Company is required to provide additional information regarding its Oil and Gas producing activities when those activities are deemed to be significant. According to ASC 932, significance is defined as satisfying one or more of the following criteria: the revenues from oil and gas are 10% or more of total revenues; the operating income (loss) from oil and gas are 10% or more of total income (loss) from operations; the identifiable assets of oil and gas are 10% or more of total assets. In 2011, the Company’s Oil and Gas Activities were deemed to be significant as the operating income from the Company’s Oil and Gas producing activities were more that 10% of the total operating income. These disclosures are only required for each year in which the Oil and Gas activity is deemed significant.
Crude Oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future production and development cost, per barrel	74.94
Natural Gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future production and development cost, per barrel	4.63